AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2020
	Shares	Value
Common Stocks - 94.3%
Communication Services - 3.1%
Cogent Communications Holdings, Inc.	60,000	$4,918,200
Shenandoah Telecommunications Co.	120,020	5,910,985

Total Communication Services		10,829,185
Consumer Discretionary - 10.8%
1-800-Flowers.com, Inc., Class A*,1	130,300	1,723,869
Callaway Golf Co.[1]	250,000	2,555,000
Chegg, Inc.*	153,000	5,474,340
Floor & Decor Holdings, Inc., Class A*,1	60,072	1,927,710
Hilton Grand Vacations, Inc.*	136,802	2,157,368
Hudson, Ltd., Class A*	337,025	1,691,866
Malibu Boats, Inc., Class A*	80,000	2,303,200
Monro, Inc.[1]	62,019	2,717,052
National Vision Holdings, Inc.*	168,000	3,262,560
Ollie's Bargain Outlet Holdings, Inc.*	69,000	3,197,460
OneSpaWorld Holdings, Ltd. (Bahamas)[1]	320,024	1,299,297
Planet Fitness, Inc., Class A*	32,000	1,558,400
Strategic Education, Inc.	44,300	6,191,368
YETI Holdings, Inc.*	80,000	1,561,600

Total Consumer Discretionary		37,621,090
Consumer Staples - 3.3%
BJ's Wholesale Club Holdings, Inc.*,1	220,073	5,605,259
The Boston Beer Co., Inc., Class A*	5,400	1,984,824
The Simply Good Foods Co.*	195,014	3,755,970

Total Consumer Staples		11,346,053
Financials - 5.6%
Evercore, Inc., Class A	58,553	2,696,951
Focus Financial Partners, Inc., Class A*	220,000	5,062,200
Hamilton Lane, Inc., Class A	62,000	3,429,220
Houlihan Lokey, Inc.	79,000	4,117,480
LendingTree, Inc.*	15,300	2,805,867
Selective Insurance Group, Inc.	28,800	1,431,360

Total Financials		19,543,078
Health Care - 20.6%
Acceleron Pharma, Inc.*	85,000	7,638,950
Adaptive Biotechnologies Corp.*,1	130,000	3,611,400
Addus HomeCare Corp.*	89,000	6,016,400
Argenx SE, ADR (Netherlands)*	15,622	2,057,886
Blueprint Medicines Corp.*	63,002	3,684,357
Bridgebio Pharma, Inc.*	60,501	1,754,529
CRISPR Therapeutics AG (Switzerland)*	46,000	1,950,860
CryoPort, Inc.*	178,000	3,038,460
	Shares	Value

Deciphera Pharmaceuticals, Inc.*	47,000	$1,934,990
Global Blood Therapeutics, Inc.*	40,000	2,043,600
HealthEquity, Inc.*	75,000	3,794,250
HMS Holdings Corp.*	14,000	353,780
Inspire Medical Systems, Inc.*	60,000	3,616,800
iRhythm Technologies, Inc.*,1	54,300	4,417,305
LHC Group, Inc.*	27,000	3,785,400
MorphoSys AG, ADR (Germany)*,1	113,521	2,789,211
NanoString Technologies, Inc.*	90,900	2,186,145
Phreesia, Inc.*	115,000	2,418,450
PTC Therapeutics, Inc.*	69,300	3,091,473
Quotient, Ltd. (United Kingdom)*,1	350,009	1,382,535
Silk Road Medical, Inc.*,1	74,000	2,329,520
STAAR Surgical Co.*,1	103,000	3,322,780
Tandem Diabetes Care, Inc.*	70,800	4,555,980

Total Health Care		71,775,061
Industrials - 15.6%
Albany International Corp., Class A	74,474	3,524,855
ASGN, Inc.*	94,420	3,334,914
Axon Enterprise, Inc.*	49,900	3,531,423
Casella Waste Systems, Inc., Class A*	100,000	3,906,000
CIRCOR International, Inc.*	95,000	1,104,850
Clean Harbors, Inc.*	89,500	4,594,930
EMCOR Group, Inc.	73,038	4,478,690
Exponent, Inc.	69,000	4,961,790
Parsons Corp.*	133,000	4,250,680
Patrick Industries, Inc.	55,000	1,548,800
Proto Labs, Inc.*	36,000	2,740,680
RBC Bearings, Inc.*	12,000	1,353,480
Rexnord Corp.	295,000	6,687,650
Rush Enterprises, Inc., Class A	30,400	970,368
TriNet Group, Inc.*	127,012	4,783,272
WillScot Corp.*,1	230,000	2,329,900

Total Industrials		54,102,282
Information Technology - 30.3%
2U, Inc.*,1	97,000	2,058,340
ACI Worldwide, Inc.*	150,072	3,624,239
Bill.Com Holdings, Inc.*,1	69,900	2,390,580
Bottomline Technologies, Inc.*	106,379	3,898,790
Brooks Automation, Inc.	70,032	2,135,976
Cabot Microelectronics Corp.	28,000	3,195,920
Envestnet, Inc.*	98,000	5,270,440
EVO Payments, Inc., Class A*	180,237	2,757,626

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 30.3% (continued)
ExlService Holdings, Inc.*	92,771	$4,826,875
I3 Verticals, Inc., Class A*	164,085	3,132,383
J2 Global, Inc.[1]	80,000	5,988,000
Littelfuse, Inc.	46,000	6,137,320
Medallia, Inc.*	53,571	1,073,563
MKS Instruments, Inc.	40,500	3,298,725
New Relic, Inc.*	87,000	4,022,880
NIC, Inc.	128,900	2,964,700
nLight, Inc.*	130,000	1,363,700
Onto Innovation, Inc.*	105,700	3,136,119
Paylocity Holding Corp.*	80,000	7,065,600
Pegasystems, Inc.	23,000	1,638,290
Pluralsight, Inc., Class A*,1	190,000	2,086,200
Priority Technology Holdings, Inc.*	460,321	893,023
Q2 Holdings, Inc.*,1	123,000	7,264,380
RealPage, Inc.*	76,000	4,022,680
Repay Holdings Corp.*,1	206,000	2,956,100
Rogers Corp.*	27,224	2,570,490
Rosetta Stone, Inc.*	166,000	2,327,320
SailPoint Technologies Holding, Inc.*	172,572	2,626,546
Smartsheet, Inc., Class A*,1	79,000	3,279,290
Talend, S.A., ADR *,1	53,000	1,188,790
Tufin Software Technologies, Ltd. (Israel)*,1	150,063	1,317,553
WNS Holdings, Ltd., ADR (India)*	114,000	4,899,720

Total Information Technology		105,412,158
Materials - 1.2%
PolyOne Corp.	221,874	4,208,950
Real Estate - 3.8%
Colliers International Group, Inc., REIT (Canada)	25,700	1,233,857
Cushman & Wakefield PLC*	140,000	1,643,600
Innovative Industrial Properties, Inc., REIT	62,500	4,745,625
Kennedy-Wilson Holdings, Inc.	369,952	4,964,756
National Storage Affiliates Trust, REIT	20,000	592,000

Total Real Estate		13,179,838

Total Common Stocks (Cost $335,922,464)		328,017,695
Preferred Stocks - 4.7%
Consumer Discretionary - 4.7%
CuriosityStream, Inc., Series A, Convertible *,2,3	907,700	10,656,398
Wheels Up *,3,4	2,243,589	5,676,280

Total Preferred Stocks (Cost $16,076,998)		16,332,678
	Shares	Value

Warrants - 0.0%#
Financials - 0.0%#
South Mountain Merger Corp. (exercise price $11.50), 06/20/24* (Cost $140,190)	164,326	$82,163

	Principal Amount
Short-Term Investments - 3.3%
Joint Repurchase Agreements - 1.9%[5]
Bank of America Securities, Inc., dated 03/31/20, due 04/01/20, 0.010% total to be received $338,022 (collateralized by various U.S. Treasuries, 0.000% - 2.000%, 05/31/24 - 09/09/49, totaling $344,782)	$338,022	338,022
Cantor Fitzgerald Securities, Inc., dated 03/31/20, due 04/01/20, 0.020% total to be received $1,605,691 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 05/01/20 - 02/20/70, totaling $1,637,804)	1,605,690	1,605,690
Citigroup Global Markets, Inc., dated 03/31/20, due 04/01/20, 0.020% total to be received $1,605,691 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 2.000% - 11.000%, 04/15/20 - 01/01/59, totaling $1,637,804)	1,605,690	1,605,690
MUFG Securities America, Inc., dated 03/31/20, due 04/01/20, 0.010% total to be received $1,605,690 (collateralized by various U.S. Government Agency Obligations, 2.269% - 6.000%, 03/01/27 - 03/01/50, totaling $1,637,804)	1,605,690	1,605,690
RBC Dominion Securities, Inc., dated 03/31/20, due 04/01/20, 0.010% total to be received $1,605,690 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.125%, 07/15/20 - 02/20/50, totaling $1,637,804)	1,605,690	1,605,690

Total Joint Repurchase Agreements		6,760,782

	Shares
Other Investment Companies - 1.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.29%[6]	1,621,453	1,621,453
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.39%[6]	1,621,453	1,621,453
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.35%[6]	1,670,588	1,670,588

Total Other Investment Companies		4,913,494

Total Short-Term Investments (Cost $11,674,276)		11,674,276

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
Value

Total Investments - 102.3% (Cost $363,813,928)	$356,106,812
Other Assets, less Liabilities - (2.3)%	(8,170,899)
Net Assets - 100.0%	$347,935,913

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some of these securities, amounting to $39,495,611 or 11.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2020, the value of these securities amounted to $10,656,398 or 3.1% of net assets.
[3]	Security's value was determined by using significant unobservable inputs.
[4]	This security is restricted and not available for re-sale. The security was purchased on September 28, 2017 for $6,999,997 and there were no purchases or sales of the security during the period ended March 31, 2020. The security represents 1.6% of net assets.
[5]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[6]	Yield shown represents the March 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$328,017,695	—	—	$328,017,695
Preferred Stocks††	—	—	$16,332,678	16,332,678
Warrants†††	82,163	—	—	82,163
Short-Term Investments
Joint Repurchase Agreements	—	$6,760,782	—	6,760,782
Other Investment Companies	4,913,494	—	—	4,913,494
Total Investments in Securities	$333,013,352	$6,760,782	$16,332,678	$356,106,812

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
††	All preferred stocks held in the Fund are Level 3 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
†††	All warrants held in the Fund are Level 1 securities. For a detailed breakout of warrants by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2020, there were no transfers in or out of Level 3.

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at March 31, 2020:
Common Stock
Balance as of December 31, 2019	$18,700,090
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(2,367,412)
Purchases	—
Sales	—
Balance as of March 31, 2020	$16,332,678

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2020	$(2,367,412)
The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of March 31, 2020. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:
Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of March 31, 2020	Valuation Technique(s)	Unobservable Input(s)	Range	Average	Impact to Valuation from an Increase in Input(a)
Preferred Stock	$10,656,398	Market Approach/	EV/Sale Multiple	0.59X-7.21X	4.41X	Increase
		Comparable Companies	Discount Rate	15%	N/A	Decrease
Preferred Stock	5,676,280	Market Approach/	Growth Rate	3%	N/A	Increase
		Discounted Cash Flow	Discount Rate	20%	N/A	Decrease
Total	$16,332,678
(a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$39,495,611	$6,760,782	$35,205,393	$41,966,175
The following table summarizes the securities received as collateral for securities lending at March 31, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.875%	04/07/20-11/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.